Document and Entity Information	Feb. 14, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Restaurant Brands International Inc.
Amendment Flag	false
Entity Central Index Key	0001618756
Document Type	8-K
Document Period End Date	Feb. 14, 2023
Entity Incorporation State Country Code	Z4
Entity File Number	001-36787
Entity Tax Identification Number	98-1206431
Entity Address, Address Line One	130 King Street West
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1E1
City Area Code	(905)
Local Phone Number	845-6511
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common Shares, without par value
Trading Symbol	QSR
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	CHX
Capital Unit, Class B [Member]
Document And Entity Information [Line Items]
Security Exchange Name	CHX
Security 12b Title	Class B exchangeable limited partnership units
Trading Symbol	QSP